Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Income
19.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

Foreign currency translation adjustments
Balance as of January 1, 2011	—
Other comprehensive income	—

Balance as of December 31, 2011	—
Other comprehensive income	583

Balance as of December 31, 2012	583
Other comprehensive income	1,403

Balance as of December 31, 2013	1,986

Balance as of December 31, 2013, in US$	328